UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Government Securities Fund
June 30, 2007
UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands	Value

Agency Obligations - 11.42%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11	$2,000	$1,967,400
Federal Home Loan Bank:
5.75%, 10-15-07	3,000	3,002,820
5.75%, 12-13-13	2,000	1,982,458
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	500	490,491
5.75%, 7-20-11	3,500	3,522,953
4.75%, 5-6-13	2,000	1,927,912
5.375%, 1-9-14	2,000	1,973,936
5.0%, 12-14-18	5,054	4,749,335
Federal National Mortgage Association:
5.3%, 2-22-11	4,000	3,978,900
6.0%, 1-4-17	2,125	2,103,283
Tennessee Valley Authority,
5.88%, 4-1-36	250	260,175

Total Agency Obligations		25,959,663

Mortgage-Backed Obligations - 65.85%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Securities,
7.064%, 1-25-12	2,627	2,626,724
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.239%, 6-1-34 (A)	469	463,247
5.953%, 1-1-37 (A)	2,858	2,883,555
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	4,500	4,310,709
5.0%, 5-15-23	8,000	7,626,187
5.5%, 4-15-24 (Interest Only)	1,101	48,349
5.5%, 4-15-24 (Interest Only)	3,655	198,716
5.0%, 3-15-25	2,000	1,853,550
6.0%, 3-15-29	604	604,196
5.0%, 7-15-29 (Interest Only)	2,198	260,517
7.5%, 9-15-29	3,465	3,640,062
5.0%, 9-15-31 (Interest Only)	2,711	439,382
5.0%, 9-15-32	5,500	5,070,049
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 4-1-18	747	712,261
5.0%, 6-1-21	1,790	1,730,963
5.0%, 11-1-21	2,822	2,727,234
8.0%, 2-1-23	67	70,942
6.5%, 11-1-24	151	153,128
5.0%, 7-1-25	2,479	2,362,229
7.0%, 12-1-25	207	213,657
6.0%, 2-1-27	1,452	1,451,409
6.0%, 11-1-28	1,667	1,664,130
6.5%, 11-1-31	342	349,183
6.0%, 2-1-32	400	398,707
5.0%, 3-1-35	2,032	1,909,597
5.5%, 10-1-35	1,740	1,681,917
5.5%, 8-1-36	1,896	1,829,301
5.453%, 12-1-36 (A)	2,770	2,751,068
Federal Home Loan Mortgage Corporation Fixed Rate Pass-Through Certificates,
5.753%, 10-1-36 (A)	1,801	1,798,862
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only)	928	157,673
5.0%, 4-15-18	3,950	3,779,163
5.5%, 10-15-31	8,000	7,875,568
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18 (Interest Only)	1,198	78,028
5.0%, 3-25-18	7,000	6,715,971
5.0%, 6-25-18	6,000	5,816,480
5.5%, 2-25-32	4,500	4,442,594
4.0%, 11-25-32	944	877,936
4.0%, 2-25-33	1,078	1,039,187
4.0%, 3-25-33	1,805	1,681,119
3.5%, 8-25-33	4,985	4,419,843
5.5%, 11-25-36 (Interest Only)	5,185	1,391,257
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	846	836,842
5.5%, 10-1-23	1,748	1,708,427
5.0%, 4-1-24	2,832	2,701,481
7.42%, 10-1-25	5,354	5,637,751
6.0%, 4-1-33	5,791	5,763,739
6.0%, 4-1-34	3,755	3,715,221
5.5%, 12-1-34	8,062	7,805,450
5.414%, 12-1-36 (A)	3,379	3,379,664
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	6,000	5,359,767
5.5%, 9-25-31	4,500	4,394,818
5.0%, 3-25-33	4,000	3,885,156
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 6-20-28	4,307	305,041
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.0%, 8-20-27	34	34,902
9.75%, 11-15-28	2,715	2,941,141
6.5%, 5-15-29	258	263,199
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.8%, 6-1-15	766	781,186
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2002-3 Class G,
6.0%, 2-15-30	4,000	4,034,566
2003-1 Class D,
5.75%, 12-15-25	175	175,160
2003-1 Class E,
5.75%, 4-15-27	4,000	4,002,295
2003-2 Class D,
5.0%, 11-15-23	43	42,966
2003-2 Class E,
5.0%, 12-15-25	1,750	1,738,818

Total Mortgage-Backed Obligations		149,612,240

Treasury Obligations - 16.83%
United States Treasury Bond,
6.125%, 11-15-27	8,000	8,916,248
United States Treasury Notes:
4.0%, 4-15-10	18,750	18,317,869
4.375%, 8-15-12	4,750	4,642,755
4.0%, 2-15-15	2,500	2,341,015
5.125%, 5-15-16	4,000	4,022,500

Total Treasury Obligations		38,240,387

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 94.10%		$213,812,290

(Cost: $217,307,969)

SHORT-TERM SECURITIES - 5.90%

United States Government Agency Obligation
Federal Home Loan Mortgage Corporation,
4.95%, 7-2-07	13,403	$13,401,157
(Cost: $13,401,157)

TOTAL INVESTMENT SECURITIES - 100.00%		$227,213,447

(Cost: $230,709,126)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

The Investments of Limited-Term Bond Fund
June 30, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 4.93%
Raytheon Company,
6.75%, 8-15-07	$5,000	$5,006,495

Broadcasting - 2.88%
Cox Communications, Inc.,
4.625%, 1-15-10	3,000	2,930,229

Business Equipment and Services - 2.92%
International Lease Finance Corporation,
5.0%, 4-15-10	3,000	2,964,624

Capital Equipment - 2.95%
John Deere Capital Corporation,
4.5%, 8-22-07	3,000	2,996,841

Chemicals -- Specialty - 3.36%
Praxair, Inc.,
2.75%, 6-15-08	3,500	3,412,125

Food and Related - 2.89%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	3,000	2,937,096

Forest and Paper Products - 3.08%
International Paper Company,
4.25%, 1-15-09	3,200	3,135,840

Mining - 2.01%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	2,075	2,046,058

Railroad - 3.97%
CSX Corporation,
6.25%, 10-15-08	4,000	4,032,372

Utilities -- Telephone - 0.99%
SBC Communications Inc.,
5.57%, 11-14-08 (B)	1,000	1,002,985

TOTAL CORPORATE DEBT SECURITIES - 29.98%		$30,464,665

(Cost: $30,729,321)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 15.52%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11	5,500	5,410,350
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	3,500	3,433,434
5.0%, 10-18-10	5,000	4,960,750
5.375%, 1-9-14	2,000	1,973,936
		15,778,470
Mortgage-Backed Obligations - 38.22%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	750	714,101
4.0%, 5-15-16	2,784	2,694,144
3.5%, 12-15-16	1,036	987,342
5.5%, 10-15-23 (Interest Only)	5,097	221,326
5.0%, 6-15-24 (Interest Only)	3,573	240,717
5.0%, 11-15-24	896	889,849
4.25%, 3-15-31	1,075	1,027,564
5.5%, 5-15-34	2,073	2,062,342
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 5-1-10	1,148	1,131,701
4.0%, 6-1-14	2,964	2,843,069
5.0%, 9-1-17	125	121,432
4.5%, 1-1-18	1,537	1,465,182
4.5%, 2-1-18	1,530	1,458,573
4.5%, 4-1-18	1,546	1,473,643
4.5%, 3-1-19	2,712	2,580,757
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.5%, 3-15-31	600	595,570
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 6-25-22	3,436	3,389,388
5.0%, 6-25-28	3,534	3,494,197
5.5%, 11-25-36 (Interest Only)	10,371	2,782,514
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 2-1-17	83	82,115
5.5%, 1-1-18	808	798,840
5.0%, 3-1-18	1,432	1,389,012
5.0%, 6-1-20	2,017	1,950,415
5.125%, 10-1-35 (B)	1,265	1,245,877
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 10-15-17	38	37,363
5.0%, 12-15-17	375	363,878
4.0%, 9-15-18	1,677	1,559,755
4.75%, 1-20-34 (B)	1,071	1,067,520
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	184	171,421
		38,839,607
Treasury Obligations -11.54%
United States Treasury Notes:
4.375%, 8-15-12	4,750	4,642,754
4.25%, 8-15-13	5,800	5,600,173
4.75%, 5-15-14	1,500	1,481,250
		11,724,177

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 65.28%		$66,342,254

(Cost: $67,789,597)

SHORT-TERM SECURITIES - 4.74%

Forest and Paper Products
Sonoco Products Co.,
5.52%, 7-2-07	4,814	$4,813,262
(Cost: $4,813,262)

TOTAL INVESTMENT SECURITIES - 100.00%		$101,620,181

(Cost: $103,332,180)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of this security amounted to 2.89% of total investments.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2007